MAJOR CUSTOMERS (Summary of Accounts Receivable) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Concentration of credit risk	74.00%	63.00%
Customer B [Memeber]
Concentration Risk [Line Items]
Concentration of credit risk	18.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	15.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	16.00%	14.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk		14.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.00%	13.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration of credit risk		22.00%